Document And Entity Information	May 06, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 06, 2025
Entity Registrant Name	Dynavax Technologies Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34207
Entity Tax Identification Number	33-0728374
Entity Address, Address Line One	2100 Powell Street
Entity Address, Address Line Two	Suite 720
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	848-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001029142
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	DVAX
Security Exchange Name	NASDAQ
Preferred Share Purchase Rights
Document Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ